Note 14: Financial Instruments (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Notes to Consolidated Financial Statements [Abstract]
Four Quarter Rolling Average Of Notional Amount Of Foreign Exchange Contracts Hedging Foreign Currency Transactions	$ 11,800,000,000	$ 10,400,000,000
Derivatives, Fair Value [Line Items]
Derivative Asset, Fair Value	128,000,000	114,000,000
Derivative Liability, Fair Value	149,000,000	165,000,000
Unrealized Gain (Loss) on Foreign Currency Derivatives, Net, before Tax	88,000,000	(46,000,000)
Foreign Currency Cash Flow Hedge Gain (Loss) Reclassified to Earnings, Net	31,000,000	96,000,000
Foreign Currency Cash Flow Hedge Gain (Loss) to be Reclassified During Next 12 Months	40,000,000
Gain (Loss) on Foreign Currency Derivative Instruments Not Designated as Hedging Instruments	(120,000,000)	(39,000,000)
Business Acquisition [Line Items]
Equity Method Investment Other Than Temporary Impairment	168,000,000	66,000,000
Disposal Group Not Discontinued Operation Loss Gain On Write Down			86,000,000
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Net Gains on Nonrecurring Fair Value Measurement	157,000,000
Net Gains of Sale of Controlling Interest	357,000,000
Non Cash Net Gain	272,000,000
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal	32,000,000
Net Gains on Previously Held Interests	34,000,000
Fair Value, Measurements, Recurring [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Investments, Fair Value Disclosure	781,000,000	926,000,000
Derivative Financial Instruments Assets, Fair Value Disclosure	128,000,000	114,000,000
Derivative Financial Instruments Liabilities, Fair Value Disclosure	(149,000,000)	(165,000,000)
Fair Value, Measurements, Nonrecurring [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Equity Method Investments, Fair Value Disclosure	432,000,000	13,000,000
Business Dispositions, Fair Value Disclosure	84,000,000
Commercial Aerospace [Member]
Accounts Notes And Loans Receivable [Line Items]
Fair Value Disclosure, Off-balance Sheet Risks, Amount, Asset	10,900,000,000	3,000,000,000
International Aero Engines AG [Member]
Accounts Notes And Loans Receivable [Line Items]
Fair Value Disclosure, Off-balance Sheet Risks, Amount, Asset	5,800,000,000
Quoted price in active markets (Level 1) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term receivables Fair Value Disclosure	0
Customer Financing Notes Receivable Fair Value Disclosure	0
Short-Term Borrowings Fair Value Disclosure	0
Long-term debt (excluding capitalized leases) Fair Value Disclosure	0
Other long-term liabilities, Fair Value	0
Quoted price in active markets (Level 1) [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Investments, Fair Value Disclosure	781,000,000	926,000,000
Derivative Financial Instruments Assets, Fair Value Disclosure	0	0
Derivative Financial Instruments Liabilities, Fair Value Disclosure	0	0
Quoted price in active markets (Level 1) [Member] | Fair Value, Measurements, Nonrecurring [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Equity Method Investments, Fair Value Disclosure	0	13,000,000
Business Dispositions, Fair Value Disclosure	0
Significant other observable inputs (Level 2) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term receivables Fair Value Disclosure	464,000,000
Customer Financing Notes Receivable Fair Value Disclosure	371,000,000
Short-Term Borrowings Fair Value Disclosure	(320,000,000)
Long-term debt (excluding capitalized leases) Fair Value Disclosure	(25,548,000,000)
Other long-term liabilities, Fair Value	(167,000,000)
Significant other observable inputs (Level 2) [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Investments, Fair Value Disclosure	0	0
Derivative Financial Instruments Assets, Fair Value Disclosure	128,000,000	114,000,000
Derivative Financial Instruments Liabilities, Fair Value Disclosure	(149,000,000)	(165,000,000)
Significant other observable inputs (Level 2) [Member] | Fair Value, Measurements, Nonrecurring [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Equity Method Investments, Fair Value Disclosure	432,000,000	0
Business Dispositions, Fair Value Disclosure	84,000,000
Unobservable inputs (Level 3) [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term receivables Fair Value Disclosure	0
Customer Financing Notes Receivable Fair Value Disclosure	0
Short-Term Borrowings Fair Value Disclosure	(183,000,000)
Long-term debt (excluding capitalized leases) Fair Value Disclosure	(58,000,000)
Other long-term liabilities, Fair Value	0
Unobservable inputs (Level 3) [Member] | Fair Value, Measurements, Recurring [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Investments, Fair Value Disclosure	0	0
Derivative Financial Instruments Assets, Fair Value Disclosure	0	0
Derivative Financial Instruments Liabilities, Fair Value Disclosure	0	0
Unobservable inputs (Level 3) [Member] | Fair Value, Measurements, Nonrecurring [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Derivative Financial Instruments Liabilities, Fair Value Disclosure		0
Equity Method Investments, Fair Value Disclosure	0
Business Dispositions, Fair Value Disclosure	0
Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term receivables Fair Value Disclosure	499,000,000	283,000,000
Customer Financing Notes Receivable Fair Value Disclosure	375,000,000	309,000,000
Short-Term Borrowings Fair Value Disclosure	(503,000,000)	(630,000,000)
Long-term debt (excluding capitalized leases) Fair Value Disclosure	(22,665,000,000)	(9,575,000,000)
Other long-term liabilities, Fair Value	(182,000,000)	0
Estimate of Fair Value, Fair Value Disclosure [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term receivables Fair Value Disclosure	464,000,000	276,000,000
Customer Financing Notes Receivable Fair Value Disclosure	371,000,000	297,000,000
Short-Term Borrowings Fair Value Disclosure	(503,000,000)	(630,000,000)
Long-term debt (excluding capitalized leases) Fair Value Disclosure	(25,606,000,000)	(11,639,000,000)
Other long-term liabilities, Fair Value	(167,000,000)	0
Other Assets, Current [Member]
Derivatives, Fair Value [Line Items]
Foreign Currency Cash Flow Hedge Asset at Fair Value	48,000,000	69,000,000
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Asset at Fair Value	47,000,000	40,000,000
Other Assets [Member]
Derivatives, Fair Value [Line Items]
Foreign Currency Cash Flow Hedge Asset at Fair Value	30,000,000	3,000,000
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Asset at Fair Value	3,000,000	2,000,000
Assets, Total [Member]
Derivatives, Fair Value [Line Items]
Foreign Currency Cash Flow Hedge Asset at Fair Value	78,000,000	72,000,000
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Asset at Fair Value	50,000,000	42,000,000
Accrued Liabilities [Member]
Derivatives, Fair Value [Line Items]
Foreign Currency Cash Flow Hedge Liability at Fair Value	10,000,000	81,000,000
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Liability at Fair Value	136,000,000	40,000,000
Other Long-Term Liabilities [Member]
Derivatives, Fair Value [Line Items]
Foreign Currency Cash Flow Hedge Liability at Fair Value	1,000,000	43,000,000
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Liability at Fair Value	2,000,000	1,000,000
Liabilities, Total [Member]
Derivatives, Fair Value [Line Items]
Foreign Currency Cash Flow Hedge Liability at Fair Value	11,000,000	124,000,000
Foreign Currency Derivative Instruments Not Designated as Hedging Instruments, Liability at Fair Value	$ 138,000,000	$ 41,000,000